Noncontrolling Interest (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Jul. 31, 2012 iHealthStone
Noncontrolling Interest [Line Items]
Payments to acquire noncontrolling interest	$ 9	$ 9